UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                             615 E MICHIGAN STREET
                             ---------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2006
                         -------------

Date of reporting period:  MARCH 31, 2006
                           --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

THE BOWEN, HANES INVESTMENT TRUST
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006

      SHARES                                                         VALUE
      ------                                                         -----
               SHORT TERM INVESTMENTS - 1.2%
               MONEY MARKET INVESTMENTS - 1.2%
      14,683   Aim Liquid Asset Portfolio Fund                     $   14,683
      14,034   Fidelity Money Market Portfolio - Select Class          14,034
                                                                   ----------
               TOTAL SHORT TERM INVESTMENTS
                 (Cost $28,717)                                        28,717
                                                                   ----------
               TOTAL INVESTMENTS
                 (COST $28,717) - 1.2%                                 28,717
               Other Assets in Excess of Liabilities - 98.8%        2,302,538
                                                                   ----------
               TOTAL NET ASSETS - 100.0%                           $2,331,255
                                                                   ----------
                                                                   ----------

The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*<F1>:

     Cost of investments                                       $28,717
     Gross unrealized appreciation                                   -
     Gross unrealized depreciation                                   -
                                                               -------
     Net unrealized appreciation                               $     -
                                                               -------

*<F1> The Fund commenced operations on July 29, 2005 and has a fiscal year end of June 30, 2006. Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

FOR CERTAIN FEDERAL INCOME TAX INFORMATION, AS WELL AS OTHER INFORMATION REGARDING SECURITIES VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FOOTNOTES TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and the Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date  May 22, 2006
           ------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date  May 22, 2006
           ------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              --------------------------
                              Eric W. Falkeis, Treasurer

Date  May 26, 2006
      ------------